Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Segment Information
Segment Information:
We operate in two reportable business segments: generic pharmaceuticals (referred to as “Par Pharmaceutical” or “Par”) and branded pharmaceuticals (referred to as “Strativa Pharmaceuticals” or “Strativa”). Branded products are marketed under brand names through marketing programs that are designed to generate physician and consumer loyalty. Branded products generally are patent protected, which provides a period of market exclusivity during which they are sold with little or no direct competition. Generic pharmaceutical products are the chemical and therapeutic equivalents of corresponding brand drugs. The Drug Price Competition and Patent Term Restoration Act of 1984 provides that generic drugs may enter the market upon the approval of an ANDA and the expiration, invalidation or circumvention of any patents on corresponding brand drugs, or the expiration of any other market exclusivity periods related to the brand drugs. Our chief operating decision maker is our Chief Executive Officer.

Our business segments were determined based on management’s reporting and decision-making requirements in accordance with FASB ASC 280-10, "Segment Reporting". We believe that our generic products represent a single operating segment because the demand for these products is mainly driven by consumers seeking a lower cost alternative to brand name drugs. Par’s generic drugs are developed using similar methodologies, for the same purpose (e.g., seeking bioequivalence with a brand name drug nearing the end of its market exclusivity period for any reason discussed above). Par’s generic products are produced using similar processes and standards mandated by the FDA, and Par’s generic products are sold to similar customers. Based on the similar economic characteristics, production processes and customers of Par’s generic products, management has determined that Par’s generic pharmaceuticals are a single reportable business segment. Our chief operating decision maker does not review the Par (generic) or Strativa (brand) segments in any more granularity, such as at the therapeutic or other classes or categories. Certain of our expenses, such as the direct sales force and other sales and marketing expenses and specific research and development expenses, are charged directly to either of the two segments. Other expenses, such as general and administrative expenses and non-specific research and development expenses are allocated between the two segments based on assumptions determined by management.
Our chief operating decision maker does not review our assets or depreciation by business segment at this time as they are not material to Strativa. Therefore, such allocations by segment are not provided.

The financial data for the two business segments are as follows ($ amounts in thousands):

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	(Successor)	(Predecessor)	(Successor)	(Predecessor)
Revenues:
Par Pharmaceutical	$215,115	$273,109	$487,917	$524,276
Strativa	18,554	21,224	35,948	41,529
Total revenues	$233,669	$294,333	$523,865	$565,805

Gross margin:
Par Pharmaceutical	$46,301	$127,121	$105,996	$209,571
Strativa	12,599	16,033	24,348	31,429
Total gross margin	$58,900	$143,154	$130,344	$241,000

Operating (loss) income:
Par Pharmaceutical	$(10,341)	$81,408	$(817)	$105,456
Strativa	2,842	1,363	1,927	(43,898)
Total operating (loss) income	$(7,499)	$82,771	$1,110	$61,558
Interest income	20	140	56	276
Interest expense	(23,612)	(3,069)	(47,648)	(6,163)
Loss on debt extinguishment	—	—	(7,335)	—
(Benefit) provision for income taxes	(9,300)	28,565	(17,280)	33,117
Net (loss) income	$(21,791)	$51,277	$(36,537)	$22,554

Total revenues of our top selling products were as follows ($ amounts in thousands):

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
Product	(Successor)	(Predecessor)	(Successor)	(Predecessor)
Par Pharmaceutical
Budesonide (Entocort® EC)	$45,027	$33,513	$95,430	$71,497
Propafenone (Rythmol SR®)	17,337	17,888	34,496	36,980
Metoprolol succinate ER (Toprol-XL®)	13,527	48,953	32,929	110,718
Bupropion ER (Wellbutrin®)	11,565	12,010	19,817	23,364
Lamotrigine (Lamictal XR®)	10,535	—	30,646	—
Other (1)	108,928	153,950	259,625	269,528
Other product related revenues (2)	8,196	6,795	14,974	12,189
Total Par Pharmaceutical Revenues	$215,115	$273,109	$487,917	$524,276

Strativa
Megace® ES	$11,018	$14,212	$21,553	$26,390
Nascobal® Nasal Spray	6,801	5,380	13,003	11,312
Other	(236)	(109)	(479)	131
Other product related revenues (2)	971	1,741	1,871	3,696
Total Strativa Revenues	$18,554	$21,224	$35,948	$41,529

(1)
The further detailing of revenues of the other approximately 50 generic drugs was not considered significant to the overall disclosure due to the lower volume of revenues associated with each of these generic products. No single product in the other category was significant to total generic revenues for the six-month periods ended June 30, 2013 and 2012.

(2)	Other product related revenues represents licensing and royalty related revenues from profit sharing agreements.

Segment Information:

We operate in two reportable business segments: generic pharmaceuticals (referred to as “Par Pharmaceutical” or “Par”) and branded pharmaceuticals (referred to as “Strativa Pharmaceuticals” or “Strativa”). Branded products are marketed under brand names through marketing programs that are designed to generate physician and consumer loyalty. Branded products generally are patent protected, which provides a period of market exclusivity during which they are sold with little or no direct competition. Generic pharmaceutical products are the chemical and therapeutic equivalents of corresponding brand drugs. The Drug Price Competition and Patent Term Restoration Act of 1984 provides that generic drugs may enter the market upon the approval of an ANDA and the expiration, invalidation or circumvention of any patents on corresponding brand drugs, or the expiration of any other market exclusivity periods related to the brand drugs. Our chief operating decision maker is our Chief Executive Officer.

Our business segments were determined based on management’s reporting and decision-making requirements in accordance with FASB ASC 280-10 Segment Reporting. We believe that our generic products represent a single operating segment because the demand for these products is mainly driven by consumers seeking a lower cost alternative to brand name drugs. Par’s generic drugs are developed using similar methodologies, for the same purpose (e.g., seeking bioequivalence with a brand name drug nearing the end of its market exclusivity period for any reason discussed above). Par’s generic products are produced using similar processes and standards mandated by the FDA, and Par’s generic products are sold to similar customers. Based on the similar economic characteristics, production processes and customers of Par’s generic products, management has determined that Par’s generic pharmaceuticals are a single reportable business segment. Our chief operating decision maker does not review the Par (generic) or Strativa (brand) segments in any more granularity, such as at the therapeutic or other classes or categories. Certain of our expenses, such as the direct sales force and other sales and marketing expenses and specific research and development expenses, are charged directly to either of the two segments. Other expenses, such as general and administrative expenses and non-specific research and development expenses are allocated between the two segments based on assumptions determined by management.
Our chief operating decision maker does not review our assets, depreciation or amortization by business segment at this time as they are not material to Strativa. Therefore, such allocations by segment are not provided.

The financial data for the two business segments are as follows ($ amounts in thousands):

	For the Period		For the Year Ended
	September 29, 2012 to December 31, 2012	January 1, 2012 to September 28, 2012	December 31, 2011	December 31, 2010
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Revenues:
Par Pharmaceutical	$227,312	$743,360	$834,592	$916,930
Strativa	18,827	60,508	91,546	91,944
Total revenues	$246,139	$803,868	$926,138	$1,008,874

Gross margin:
Par Pharmaceutical	33,776	296,338	320,313	305,716
Strativa	11,669	46,012	66,431	67,815
Total gross margin	$45,445	$342,350	$386,744	$373,531

Operating (loss) income:
Par Pharmaceutical	(25,938)	116,591	(10,973)	169,882
Strativa	(3,825)	(57,151)	(39,620)	(36,961)
Total operating (loss) income	($29,763)	$59,440	($50,593)	$132,921
Gain (loss) on marketable securities and other investments, net	—	—	237	3,459
Gain on bargain purchase	5,500	—	—	—
Interest income	50	424	736	1,257
Interest expense	(25,985)	(9,159)	(2,676)	(2,905)
(Benefit) provision for income taxes	(17,682)	29,447	(5,996)	41,980
(Loss) income from continuing operations	($32,516)	$21,258	($46,300)	$92,752

Total revenues of our top selling products were as follows ($ amounts in thousands):

	For the Period		For the Year Ended
Product	September 29, 2012 to December 31, 2012	January 1, 2012 to September 28, 2012	December 31, 2011	December 31, 2010
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Par Pharmaceutical
Budesonide (Entocort® EC)	$36,710	$103,762	$70,016	$0
Metoprolol succinate ER (Toprol-XL®)	31,287	154,216	250,995	473,206
Propafenone (Rythmol SR®)	19,623	53,825	69,835	—
Chlorpheniramine/Hydrocodone (Tussionex®)	17,403	30,706	39,481	17,479
Modafinil (Provigil®)	16,956	88,831	—	—
Other (1)	97,182	293,434	374,288	410,002
Other product related revenues (2)	8,151	18,586	29,977	16,243
Total Par Pharmaceutical Revenues	$227,312	$743,360	$834,592	$916,930

Strativa
Megace® ES	$10,910	$38,322	$58,172	$60,879
Nascobal® Nasal Spray	7,138	17,571	21,399	17,715
Other	130	130	3,309	1,350
Other product related revenues (2)	649	4,485	8,666	12,000
Total Strativa Revenues	$18,827	$60,508	$91,546	$91,944

(1)
The further detailing of revenues of the other approximately 50 generic drugs was not considered significant to the overall disclosure due to the lower volume of revenues associated with each of these generic products. No single product in the other category is in excess of 5% of total generic revenues for the period from September 29, 2012 to December 31, 2012 (Successor) or for the period from January 1, 2012 to September 28, 2012 (Predecessor).

(2)	Other product related revenues represents licensing and royalty related revenues from profit sharing agreements.